Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Joint ventures [member] | Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	$ 0	$ 0
Joint ventures [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	0	0
Amounts owing from related parties	0	0
Joint ventures [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	0	0
Associates [member] | Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	363,386	224,091
Associates [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	0	0
Amounts owing from related parties	0	0
Associates [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	$ 653	$ 1,557